INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Balance at the beginning of the year	$ 79
Participation in Other Comprehensive Income	452,759	$ (229,311)	$ 701,730
Year-end balance	2,394	79
Joint ventures [member]
Disclosure of joint ventures [line items]
Balance at the beginning of the year	79	2,465	7,711
Participation in the profit or loss of the period	1,512	(2,663)	(2,067)
Dividends received	(70)	(51)	(3,310)
Exchange difference	873	328	131
Year-end balance	$ 2,394	$ 79	$ 2,465